Annual Total Returns[BarChart] - NVIT BlackRock Equity Dividend Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.32%)	18.46%	35.64%	9.17%	(6.30%)	17.89%	18.00%	(7.26%)	27.31%	3.63%